Significant accounting policies, judgements, estimates and assumptions - Summary of operating leases (Details) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018
Disclosure of voluntary change in accounting policy [line items]
Leases not yet commenced		$ (1,372)
Leases below materiality threshold		(86)
Short-term leases		(91)
Effect of discounting		(1,512)
Impact on leases in joint operations		836
Variable lease payments		(58)
Redetermination of lease term		(252)
Other		(22)
Finance lease obligations at 31 December 2018		667
Adjustment for finance leases in joint operations	$ (189)	$ (189)
IFRS 16
Disclosure of voluntary change in accounting policy [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		3.50%